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(graphics: face picture     ---------------------      (graphics: face picture
 of Dr. Stephen Leeb)       Two New Opportunities        of Adrian Day)
                            ---------------------
Dr. Stephen Leeb's          Thousands of              Adrian Days's Global
MegaTrends Fund.            Investors Follow            Opportunity Fund.
                            Their Advice.

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   TWO RENOWNED EDITORS:
   TWO NEW OPPORTUNITIES
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   Dr. Stephen Leeb
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DR. LEEB holds a B.S. in economics from the Wharton School of Business,  an M.A.
and a Ph.D. in psychology and an M.A. in mathematics from the University of Illinois. He is the editor of PERSONAL FINANCE, an esteemed investment newsletter, and THE BIG PICTURE, one of the nation's top market-timing newsletters. Author of GETTING IN ON THE GROUND FLOOR and MARKET TIMING FOR THE NINETIES, Dr. Leeb has made appearances on Wall Street Week, The Nightly Business Report, CNN and CNBC.

With an Investment in DR. LEEB'S MEGATRENDS FUND you
         o         Diversify your portfolio assets easily and affordably.
         o         Protect your assets against a market downturn.
         o         Save money with our no-load value.
         o Take advantage of seasoned financial advisor Stephen Leeb's expert knowledge of market timing.
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   Adrian Day
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ADRIAN DAY is an honors  graduate of the London School of Economics,  a renowned financial writer and president of an advisory firm managing private portfolio accounts. He is the editor of ADRIAN DAY'S INVESTMENT ANALYST, has written INVESTING WITHOUT BORDERS AND INTERNATIONAL INVESTMENT OPPORTUNITIES: HOW AND WHERE TO INVEST OVERSEAS SUCCESSFULLY, and has been featured in and has written for many prestigious publications. He has appeared on CNN, CNBC, and the BBC.

With an Investment in the ADRIAN DAY GLOBAL OPPORTUNITY FUND you
         o         Increase your potential for higher returns.
         o Add blue chip stability and global opportunity to your portfolio.
         o         Save money with our no-load value.
         o         Invest easily and affordably with U.S. Global Investors.

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                            CALL TODAY:

                       1-800-557-2297, ext.232

        for a free prospectus and Fund guide. Start with an investment of $5000 or use our ABC Plan(R) with $1000 to start and monthly investments of $100 or more.  Visit us on the Web:
                         WWW.US-GLOBAL.COM


     (graphics: a circle with the word "FREE" written in the middle and the words "save with a Lifetime IRA" around it)


The investment guide and prospectus contain more complete information including fees and expenses. Please read the prospectus carefully before you invest or send money. MLR475


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U.S.  GLOBAL  INVESTORS is a registered  investment  advisor founded in 1968 and headquartered  in San  Antonio,  Texas.

   o We offer 15 funds to suit all your investment needs, from emerging markets to tax- free bonds.
   o      Save with our no-load value.
   o      Our sophisticated investment specialists make your money work for you.


                         (company logo)